POST-EMPLOYMENT BENEFIT - Reconciliation of the liabilities of the pension plans and other benefits (Details) - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet
The Actuarial Present Value obligations	R$ 94,934	R$ 174,716
Net liability / (asset)	94,934	174,716
Current service cost	0	9,702
Net interest costs	19,132	14,544
Actuarial expense / (revenue) recognized in the year	R$ 19,132	R$ 24,246